Consolidated Cash Flow Statements - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
LOSS FOR THE YEAR	$ (13,875)	$ (18,790)	$ (92,253)
Adjustments for:
Taxation expense (benefit)	(9,015)	(861)	(2,031)
Depreciation and amortization	18,846	10,208	26,180
Share-based payments	2,164	2,015	4,415
Interest income	(375)	(631)	(256)
Interest expense	567	266	201
Impairment of goodwill			50,322
Loss on sale of computer equipment	432	82	56
Loss on disposal of PVMG assets		3,858
Foreign exchange losses	(1,495)	66	3
Remeasurement of deferred consideration	(3,119)
OPERATING CASH FLOWS BEFORE MOVEMENTS IN WORKING CAPITAL	(5,870)	(3,787)	(13,363)
Decrease / (Increase) in trade and other receivables	25,095	(11,991)	18,350
(Decrease) / Increase in trade and other payables	(17,691)	7,507	(14,891)
(Decrease) / Increase in provisions	(1,223)	1,704	(490)
Net Cash Flows From (Used In) Operations	311	(6,567)	(10,394)
Income taxes (paid) / refund received	(1,047)	185	4,182
NET CASH USED IN OPERATING ACTIVITIES	(736)	(6,382)	(6,212)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	375	631	256
Purchase of property, plant and equipment	(1,019)	(2,394)	(741)
Expenditure on development	(6,592)	(3,266)	(4,353)
Purchase of marketable securities		(631)	(60,245)
Payment of deferred acquisition consideration		(499)	(5,000)
Proceeds from the sale of computer equipment			4
Proceeds from the sale of the assets of PVMG		1,064
Proceeds from the sale of marketable securities	55,874	5,002
YuMe Acquisition, net of cash acquired	(19,082)
Acquisitions, net of cash acquired	(4,489)
Perk acquisition, net of cash acquired		10,229
NET CASH FROM / (USED IN) INVESTING ACTIVITIES	25,067	10,136	(70,079)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on finance lease	(2,125)	(1,050)	(1,080)
Interest payments	(485)	(187)	(198)
Repayment of credit facility	(14,431)	(1,507)
Proceeds from term loan	35,000
Funding of collateral related to term loan	(35,000)
Proceeds from credit facility	10,000
Debt issuance cost paid	(621)
Proceeds from issuance of shares	933	159	64
NET CASH USED IN FINANCING ACTIVITIES	(6,729)	(2,585)	(1,214)
Net increase / (decrease) in cash and cash equivalents	17,602	1,169	(77,505)
Beginning cash and cash equivalents	19,338	18,222	95,734
Effect of foreign exchange on cash and cash equivalents	391	(53)	(7)
ENDING CASH AND CASH EQUIVALENTS	$ 37,331	$ 19,338	$ 18,222